Derivatives Instruments (Concentration Risk) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,119	$ 1,382
% of total exposure	100.00%	100.00%
Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 87	$ 167
% of total exposure	8.00%	12.00%
Credit Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 860	$ 1,035
Credit rating of A- or above | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 47	$ 130
% of total exposure	4.00%	9.00%
Credit rating of BBB- to BBB+ | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 8	$ 9
% of total exposure	1.00%	1.00%
Not rated | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 32	$ 28
% of total exposure	3.00%	2.00%
Receivables, net
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,032	$ 1,215
% of total exposure	92.00%	88.00%
Receivables, net | Other accounts receivable
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 184	$ 273
% of total exposure	16.00%	20.00%
Receivables, net | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 192	$ 235
% of total exposure	17.00%	17.00%
Receivables, net | Credit rating of A- or above | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 38	$ 49
% of total exposure	3.00%	4.00%
Receivables, net | Credit rating of BBB- to BBB+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 59	$ 70
% of total exposure	5.00%	5.00%
Receivables, net | Credit rating of CCC- to CCC+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 0	$ 8
% of total exposure	0.00%	0.00%
Receivables, net | Not rated | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 95	$ 108
% of total exposure	9.00%	8.00%
Regulated utilities | Receivables, net
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 711	$ 707
% of total exposure	64.00%	51.00%
Regulated utilities | Receivables, net | Residential
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 344	$ 384
% of total exposure	31.00%	28.00%
Regulated utilities | Receivables, net | Commercial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 170	$ 182
% of total exposure	15.00%	13.00%
Regulated utilities | Receivables, net | Industrial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 66	$ 57
% of total exposure	6.00%	4.00%
Regulated utilities | Receivables, net | Other
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 131	$ 84
% of total exposure	12.00%	6.00%